Leases - Summary of lease expense (Detail) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Depreciation charge of right-of-use assets
Interest on lease liabilities (including in Financial expenses)	€ 116	€ 131
Interest on sublease receivable (including in Financial income)	(15)	(26)
Expenses relating to short-term leases and leases of low-value assets	73	98
Total expenses related to leases	651	731
Property Member [Member]
Depreciation charge of right-of-use assets
Depreciation, right-of-use assets	226	202
Vehicles [member]
Depreciation charge of right-of-use assets
Depreciation, right-of-use assets	51	56
Plant and Equipments [member]
Depreciation charge of right-of-use assets
Depreciation, right-of-use assets	€ 200	€ 270